Schedule of amortization expense (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
2026		$ 130,373
2027		241,090
2028		234,769
2029		234,769
Thereafter		1,519,936
Total amortization expense	$ 3,212,725	$ 2,360,937	$ 18,952